Retained Earnings	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Retained earnings
37	Retained earnings

In accordance with the relevant laws and regulations, each of the Company’s subsidiaries, the Consolidated Affiliated Entities and Subsidiaries of Consolidated Affiliated Entities incorporated in PRC is required to annually appropriate 10% of after-tax
income to statutory surplus reserve prior to payment of any dividends, unless such reserve funds have reached 50% of its respective registered capital. As of December 31, 2019 and 2020, the accumulated statutory surplus reserve was RMB2,049 million and RMB3,330 million, respectively, and such reserves are not available for dividend distribution.